401(k) Plan (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
401(k) Plan
Maximum annual contribution per employee who is under the specified age in the current calendar year	$ 18,500
Age specified for current calendar year to determine employee's contribution | item	50
Maximum annual contribution per employee who is equal to specified age and older in the current calendar year	$ 24,500
Company's matching contribution to the plan	$ 185,000	$ 186,000	$ 200,000